Shareholders' capital (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders' capital
Summary of changes in shareholders' capital

The following table reconciles the change in Vermilion’s shareholders’ capital:

	2021		2020
Shareholders’ capital	Shares (‘000s)	Amount ($M)	Shares (‘000s)	Amount ($M)
Balance at January 1	158,724	4,181,160	156,290	4,119,031
Shares issued for the Dividend Reinvestment Plan	—	—	619	8,277
Vesting of equity based awards	2,385	49,922	1,103	49,188
Shares issued for equity based compensation	911	8,365	415	3,203
Share-settled dividends on vested equity based awards	241	2,326	297	1,461
Balance at December 31	162,261	4,241,773	158,724	4,181,160